Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,499,634,000
Previously Paid Amount	0
Total Fee Amount	229,593.97
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 229,593.97
Narrative - Max Aggregate Offering Price	$ 1,500,000,000
Final Prospectus	true